Average Annual Total Returns - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund	Dec. 30, 2024
Fidelity Diversified International Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	17.82%
Past 5 years	9.42%
Past 10 years	5.00%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%